Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Current Tax Provision Federal - Taxable income
Total current tax provisions
Deferred Tax Provision, Federal - Loss carry forwards	$ 193,592	$ 263,821
Change in valuation allowance	$ (193,592)	$ (263,821)
Total deferred tax provisions